Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 16, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Dec. 31, 2012 6 3/4 % Senior Notes Due 2020	Dec. 31, 2012 6.0% Senior Notes Due 2022	Nov. 27, 2012 6.0% Senior Notes Due 2022	Dec. 31, 2012 3 3/4% Senior Subordinated Convertible Notes Due 2012	Dec. 31, 2012 7 3/4 % Senior Notes Due 2016	Mar. 31, 2011 7 3/4 % Senior Notes Due 2016
Assets Sold under Agreements to Repurchase [Line Items]
Number of interest rate swap agreements					4
Senior notes maturity year					2016
Notional amount of interest rate swaps					$ 215.0
Interest rate swap, fixed interest rate	7.10%										7.75%
Interest rate swap, variable interest rate, minimum			5.43%
Interest rate swap, variable interest rate, maximum			5.56%
Decrease in interest expense due to converting the interest rate from fixed to variable			3.6
Cash proceeds from interest rate swap termination	6.6
Accrued interest from termination of interest rate swaps	1.0
Interest rate swap agreements, proceeds on termination	5.6
Amortization of deferred gain		1.0
Loss on early extinguishment of debt										(4.6)
Interest percentage						6.75%	6.00%	6.00%	3.75%
Debt maturity period						2020	2022	2022	2012
Gain/Loss on remeasurement of contingent consideration		5.2	10.0
Accretion expense		$ 2.2	$ 3.5	$ 1.2